Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Allowance for accounts receivable	$ 0	$ 48,108,000
Preferred stock - Series A
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	0	1,974,430
Preferred stock, shares issued (in shares)	0	1,974,430
Preferred stock, shares outstanding (in shares)	0	1,974,430
Preferred stock - Series A-1
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	0	1,834,862
Preferred stock, shares issued (in shares)	0	1,834,862
Preferred stock, shares outstanding (in shares)	0	1,834,862
Preferred stock - Series B
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	0	4,620,123
Preferred stock, shares issued (in shares)	0	4,496,908
Preferred stock, shares outstanding (in shares)	0	4,496,908
Preferred stock - Series C
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	0	17,102,578
Preferred stock, shares issued (in shares)	0	17,102,578
Preferred stock, shares outstanding (in shares)	0	17,102,578
Preferred stock - Series C-1
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	0	91,000,000
Preferred stock, shares issued (in shares)	0	17,556,178
Preferred stock, shares outstanding (in shares)	0	17,556,178
Preferred stock - Series D
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	0	0
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock - Voting
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	40,000,000	175,000,000
Common stock, shares issued (in shares)	15,519,469	549,952
Common stock, shares outstanding (in shares)	15,519,469	549,952
Common stock - Class B- Non-voting
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	0	330,664
Common stock, shares issued (in shares)	0	19,645
Common stock, shares outstanding (in shares)	0	19,645